Certnys

1-35925

**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch
[redacted]

NYSE EURONEXT

13002435

Received SEC

MAY 14 2013

Washington, DC 20549

May 14, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Tableau Software, Inc., Class A Common Stock, $0.0001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 13, 2013. Tentative listing date – May 17, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com